Trade Accounts Receivable and Other Noncurrent Assets (Details Textual) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable	$ 3,900	$ 3,000	$ 3,000
Deposits Assets, Noncurrent	$ 5,248	$ 5,248	$ 136,693